Note 17 - Offsetting Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Gross amounts of financial liabilities [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	€ 11,890	€ 9,032
Securities loaned	3	7
Financial liabilities at fair value through profit or loss	540,811	508,361
Of which: Negative market values from derivative financial instruments	245,627	287,488
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	254	751
Gross amounts of financial liabilities [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	625,486	629,183
Central bank funds purchased and securities sold under repurchase agreements	1,147	162
Securities loaned	0	6
Financial liabilities at fair value through profit or loss	24,843	21,646
Of which: Negative market values from derivative financial instruments	8,792	11,333
Remaining liabilities not subject to netting	132,896	140,521
Gross amounts of financial liabilities [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	565,654	530,007
Other liabilities	121,990	126,140
Total liabilities	1,459,066	1,435,058
Gross amounts set off on the balance sheet [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	(9,999)	(8,621)
Securities loaned	0
Financial liabilities at fair value through profit or loss	(199,160)	(141,869)
Of which: Negative market values from derivative financial instruments	(16,140)	(16,403)
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	(20)	(30)
Gross amounts set off on the balance sheet [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	0	0
Central bank funds purchased and securities sold under repurchase agreements	0
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	0	0
Of which: Negative market values from derivative financial instruments	0	0
Remaining liabilities not subject to netting	0	0
Gross amounts set off on the balance sheet [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	(199,160)	(141,869)
Other liabilities	(8,972)	(12,492)
Total liabilities	(218,131)	(162,982)
Net amounts of financial liabilities presented on the balance sheet [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	1,891	411
Securities loaned	3	7
Financial liabilities at fair value through profit or loss	341,651	366,492
Of which: Negative market values from derivative financial instruments	229,487	271,085
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	233	721
Net amounts of financial liabilities presented on the balance sheet [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	625,486	629,183
Central bank funds purchased and securities sold under repurchase agreements	1,147	162
Securities loaned	0	6
Financial liabilities at fair value through profit or loss	24,843	21,646
Of which: Negative market values from derivative financial instruments	8,792	11,333
Remaining liabilities not subject to netting	132,896	140,521
Net amounts of financial liabilities presented on the balance sheet [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	366,494	388,138
Other liabilities	113,018	113,648
Total liabilities	1,240,935	1,272,076
Impact of Master Netting Agreements [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	0	0
Securities loaned	0
Financial liabilities at fair value through profit or loss	(197,940)	(230,419)
Of which: Negative market values from derivative financial instruments	(195,978)	(227,825)
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	(182)	(563)
Impact of Master Netting Agreements [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	0	0
Central bank funds purchased and securities sold under repurchase agreements	0
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	0	0
Of which: Negative market values from derivative financial instruments	0	0
Remaining liabilities not subject to netting	0	0
Impact of Master Netting Agreements [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	(197,940)	(230,419)
Other liabilities	(33,574)	(44,055)
Total liabilities	(231,514)	(274,473)
Cash collateral [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	0	0
Securities loaned	0
Financial liabilities at fair value through profit or loss	(21,990)	(26,319)
Of which: Negative market values from derivative financial instruments	(21,990)	(26,319)
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	(23)	(76)
Cash collateral [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	0	0
Central bank funds purchased and securities sold under repurchase agreements	0
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	(785)	(880)
Of which: Negative market values from derivative financial instruments	(723)	(736)
Remaining liabilities not subject to netting	0	0
Cash collateral [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	(22,776)	(27,199)
Other liabilities	(23)	(76)
Total liabilities	(22,799)	(27,275)
Financial instrument collateral [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	(1,891)	(410)
Securities loaned	(3)	(7)
Financial liabilities at fair value through profit or loss	(68,806)	(44,516)
Of which: Negative market values from derivative financial instruments	(2,608)	(2,319)
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	(1)	(2)
Financial instrument collateral [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	0	0
Central bank funds purchased and securities sold under repurchase agreements	(51)	(51)
Securities loaned	0	(6)
Financial liabilities at fair value through profit or loss	(4,485)	(4,245)
Of which: Negative market values from derivative financial instruments	(191)	(209)
Remaining liabilities not subject to netting	0	0
Financial instrument collateral [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	(73,292)	(48,761)
Other liabilities	(1)	(2)
Total liabilities	(75,239)	(49,238)
Net amount [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	0	0
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	52,915	65,238
Of which: Negative market values from derivative financial instruments	8,910	14,622
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	26	80
Net amount [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	625,486	629,183
Central bank funds purchased and securities sold under repurchase agreements	1,096	111
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	19,572	16,521
Of which: Negative market values from derivative financial instruments	7,878	10,388
Remaining liabilities not subject to netting	132,896	140,521
Net amount [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	72,487	81,759
Other liabilities	79,419	69,516
Total liabilities	€ 911,384	€ 921,090